SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Property and Equipment, Estimated Useful Lives

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and electronic equipment	15 – 33 (mainly 33)
Internal use software	33
Office furniture and equipment	6 – 14 (mainly 6)
Vehicles	15
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of Total Accumulated Other Comprehensive Loss, Net

The total accumulated other comprehensive income was comprised as follows:

	Year ended December 31, 2020
	Unrealized gains on marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance, net	$852	$505	$1,357
Other comprehensive income before reclassifications, net	2,962	11,425	14,387
Amounts reclassified from accumulated other comprehensive income, net	(46)	(6,292)	(6,338)

Total accumulated other comprehensive income, net	$3,768	$5,638	$9,406

	Year ended December 31, 2019
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total

Beginning balance, net	$(315)	$(1,376)	$(1,691)
Other comprehensive income before reclassifications, net	1,201	2,027	3,228
Amounts reclassified from accumulated other comprehensive income, net	(34)	(146)	(180)

Total accumulated other comprehensive income, net	$852	$505	$1,357

Schedule of Financial Assets and Liabilities Measured at Fair Value

The following table represents the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2020:

F - 24

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

	December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$20,656	$-	$-	$20,656
Marketable securities	-	826,804	-	826,804
Investments in privately held companies	-	-	1,537	1,537
Foreign currency derivatives presented as contracts assets	-	7,083	-	7,083
Financial liabilities:
Foreign currency derivatives presented as contracts liabilities	-	(1,961)	-	(1,961)

	$20,656	$831,926	$1,537	$854,119

The following table represents the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2019:

	December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$204,067	$-	$-	$204,067
Marketable securities	-	341,599	-	341,599
Investment in privately held companies	-	-	862	862
Foreign currency derivatives presented as contracts assets	-	1,465	-	1,465
Financial liabilities:
Foreign currency derivatives presented as contracts liabilities	-	(696)	-	(696)

	$204,067	$342,368	$862	$547,297